Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events

20. Subsequent Events

As defined in FASB ASC 855, “Subsequent Events”, subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued or available to be issued. Financial statements are considered issued when they are widely distributed to shareholders and other financial statement users for general use and reliance in a form and format that complies with GAAP.

On January 10, 2014, the Company completed its acquisition of Gateway Community Financial Corp., the federally-chartered holding company for GCF Bank. As the merger had not been completed as of December 31, 2013, the transaction is not reflected in the consolidated balance sheets or consolidated statement of income at and for the periods presented.

On January 30, 2014, the Company declared its cash dividend of $0.05 per share to stockholders of record as of February 10, 2014, payable on February 25, 2014.

On February 12, 2014, the Company received a non-objection letter from the State of New Jersey Department of Banking and Insurance regarding the proposed acquisition of Investors Bank by New Investors Bancorp, Inc., a Delaware corporation. On February 25, 2014, the Company received approval from the Federal Reserve Bank of New York for the Plan of Conversion and Reorganization to become a bank holding company by acquiring 100% of the shares of Investors Bank, and the application by Investors Bancorp, MHC to convert from mutual to stock form.